UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                       FORM 13 (F) COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    American Express Asset Management International Inc.
Address: IDS Tower 10
         Minneapolis, MN  55402

Form 13F File Number:  28-6558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Peter Anderson
Title:    Global Chief Investment Officer
Phone:    612-671-3112

Signature, Place, and Date of Signing:


/s/ Peter J. Anderson      Minneapolis, MN             May 13, 1999
----------------------   ------------------          --------------------
[Signature]               [City, State]                [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[ x ] 13F COMBINATION REPORT.

                       FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers:          3
Form 13F Information Table Entry Total:     28
Form 13F Information Table Value Total:     $651945 (thousands)



List of Other Included Managers:
No.  13F File Number     Name
--------------------     -----------------------------------------
01   28-698              American Express Company
02   28-139              American Express Financial Corporation
03   28-2437             Strategic Investment Mgmt


                                                             FORM 13F INFORMATION TABLE

                                                             Value    SHARES/   PUT/   INVSTMT   OTHER             Voting Authority
        NAME OF ISSUER       TITLE OF CLASS    CUSIP         (X1000)  PRN AMT   CALL   DSCRETN   MANAGERS   a) sole b)shared c)none
AMERICA ONLINE               COM               02364J-10-4   30,353   207,900          SHARED    01 02 03           207,900
AMERICAN INTL GROUP          COM               026609-10-7   25,938   215,030          SHARED    01 02 03           215,030
AT&T                         COM               001957-10-9   24,327   304,800          SHARED    01 02 03           304,800
BANKAMERICA CORP NEW         COM               06605F-10-2   28,252   400,030          SHARED    01 02 03           400,030
BOSTON SCIENTIFIC            COM               101137-10-7   29,039   715,900          SHARED    01 02 03           715,900
CISCO SYSTEMS                COM               17275R-10-2   34,207   312,217          SHARED    01 02 03           312,217
CITIGROUP INC                COM               172967-10-1   29,527   462,270          SHARED    01 02 03           462,270
COLGATE - PALMOLIVE CO       COM               194162-10-3   17,619   191,510          SHARED    01 02 03           191,510
DISNEY (WALT) COMPANY        COM               254687-10-6   10,925   351,000          SHARED    01 02 03           351,000
ELECTRONIC DATA SYSTEMS      COM               285661-10-4   21,262   436,700          SHARED    01 02 03           436,700
FED.NAT.MORTGAGE             COM               313586-10-9   19,047   275,040          SHARED    01 02 03           275,040
FRONTIER CORP                COM               35906P-10-5   15,993   308,300          SHARED    01 02 03           308,300
GENERAL ELECTRIC             COM               369604-10-3   20,135   182,010          SHARED    01 02 03           182,010
HEWLETT-PACKARD              COM               428236-10-3   22,955   338,510          SHARED    01 02 03           338,510
IBM INT'L BUSINESS MACH      COM               459200-10-1   23,135   130,520          SHARED    01 02 03           130,520
INTEL CORP                   COM               458140-10-0   28,262   237,250          SHARED    01 02 03           237,250
LILLY (ELI)                  COM               532457-10-8   23,426   276,000          SHARED    01 02 03           276,000
LUCENT TECHNOLOGIES          COM               549463-10-7   17,757   164,800          SHARED    01 02 03           164,800
MCI WORLDCOM                 COM               55268B-10-6   25,302   285,700          SHARED    01 02 03           285,700
MONSANTO                     COM               611662-10-7   22,066   480,340          SHARED    01 02 03           480,340
PFIZER INC                   COM               717081-10-3   30,016   216,330          SHARED    01 02 03           216,330
PHILIP MORRIS                COM               718154-10-7   14,870   422,580          SHARED    01 02 03           422,580
RITE AID CORP                COM               767754-10-4   27,244   1,089,760        SHARED    01 02 03           1,089,760
SAFEWAY INC                  COM               786514-20-8   18,195   354,590          SHARED    01 02 03           354,590
SBC COMMUNICATIONS           COM               78387G-10-3   18,643   395,600          SHARED    01 02 03           395,600
TEXACO                       COM               881694-10-3   25,986   457,900          SHARED    01 02 03           457,900
WAL-MART STORES INC          COM               931142-10-3   31,615   342,940          SHARED    01 02 03           342,940
WALGREEN                     COM               931422-10-9   15,849   561,040          SHARED    01 02 03           561,040
